STEWARD FUNDS, INC.

on behalf of its series

Steward Equity Market Neutral Fund

Steward Large Cap Core Fund

Steward Large Cap Growth Fund

Steward Large Cap Value Fund

Steward Small Cap Growth Fund

(the “Funds”)

Supplement dated June 6, 2022 to the Currently Effective

Statement of Additional Information dated November 15, 2021

This Supplement reports the following changes to information in the Funds’ Statement of Additional Information dated November 15, 2021.

Effective immediately, the following replaces existing similar disclosure contained in the “Directors and Executive Officers” section of the Statement of Additional Information:

Name, Address, Age	Positions Held with Funds	Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past 5 Years	Other Directorships/ Trusteeships Held by Officer During the Past 5 Years
Executive Officers
Michael L. Kern, III, CFA 15375 Memorial Drive, Suite 200 Houston, TX 77079 Birth Year: 1973	President and Treasurer	Since 2016	President, CEO and Treasurer, Crossmark Global Holdings, Inc. (May 2015 - Present); President, CEO and Treasurer, Crossmark Global Investments, Inc. and Crossmark Distributors, Inc. (2016 - Present); Chief Compliance Officer, Crossmark Distributors, Inc. (August 1, 2017 - December 11, 2017); Secretary, Crossmark Global Investments, Inc. and Crossmark Distributors, Inc. (2016 - 2018)	Stratford Cambridge Group Investments – Advisory Board (2011 - 2017); Foundation Capital Resources (2015 - Present); GSV Fund Management Company (2020 - Present)

Robert C. Doll, CFA 15375 Memorial Drive, Suite 200 Houston, TX 77079 Birth Year: 1954	Executive Vice President	Since 2021	Chief Investment Officer, Crossmark Global Investments, Inc. (2021 - Present); Chief Equity Strategist and Senior Portfolio Manager, Nuveen (November 2012 - March 2021)	N/A

John R. Wolf 15375 Memorial Drive, Suite 200 Houston, TX 77079 Birth Year: 1961	Executive Vice President	Since 2004	Managing Director, Crossmark Global Investments, Inc. (2019 - Present); Managing Director – Equity Investments, Crossmark Global Investments, Inc. (1996 - 2019)	N/A

Brent Lium, CFA 15375 Memorial Drive, Suite 200 Houston, TX 77079 Birth Year: 1969	Executive Vice President	Since 2019	Managing Director – Head of Equity Investments, Crossmark Global Investments, Inc. (February 2021 - Present); Managing Director, Crossmark Global Investments, Inc. (2019 - February 2021); Portfolio Manager, Invesco Ltd. (2001 - 2019)	N/A

Name, Address, Age	Positions Held with Funds	Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past 5 Years	Other Directorships/ Trusteeships Held by Officer During the Past 5 Years
Rob Botard, CFA 15375 Memorial Drive, Suite 200 Houston, TX 77079 Birth Year: 1970	Executive Vice President	Since 2022	Managing Director and Portfolio Manager, Crossmark Global Investments, Inc. (April 2022 - Present); Portfolio Manager, Invesco Ltd. (April 2011- April 2022)	N/A
Victoria Fernandez, CFA 15375 Memorial Drive, Suite 200 Houston, TX 77079 Birth Year: 1973	Executive Vice President	Since 2014	Chief Market Strategist, Crossmark Global Investments, Inc. (2018 - Present); Managing Director – Fixed Income Investments, Crossmark Global Investments, Inc. (2012 - 2018)	N/A
Paul Townsen 15375 Memorial Drive, Suite 200 Houston, TX 77079 Birth Year: 1971	Executive Vice President	Since 2017	Managing Director – Head of Trading & Investment Operations (2021 - Present); Managing Director, Crossmark Global Investments, Inc, (2017 - 2021); Senior Vice President, Crossmark Global Investments, Inc. (2015 - 2017)	N/A
Ryan Caylor, CFA 15375 Memorial Drive, Suite 200 Houston, TX 77079 Birth Year: 1988	Executive Vice President	Since 2020	Portfolio Manager, Crossmark Global Investments, Inc. (2020 - Present); Head of Research, Crossmark Global Investments, Inc. (2019 - Present); Senior Research Analyst, Crossmark Global Investments, Inc. (2016 - 2019); Associate, Tudor, Pickering, Holt & Co. (2013 - 2016)	N/A
Heather Lindsey 15375 Memorial Drive, Suite 200 Houston, TX 77079 Birth Year: 1973	Executive Vice President	Since 2022	Managing Director – Head of Distribution, Crossmark Global Investments, Inc. (August 2021 - Present); Senior Vice President- Head of Strategic Accounts, Invesco Ltd. (March 2018 - March 2020), Senior Director- Retirement & Insurance Platforms, Invesco Ltd. (April 2008 - February 2018).	N/A
Patrick N. Garboden 15375 Memorial Drive, Suite 200 Houston, TX 77079 Birth Year: 1957	Executive Vice President and Liquidity Risk Management Program Administrator	Since 2018	Senior Portfolio Manager, Crossmark Global Investments, Inc. (October 2008 - Present)	N/A
Jim A. Coppedge 15375 Memorial Drive, Suite 200 Houston, TX 77079 Birth Year: 1968	Executive Vice President, Chief Compliance Officer, Secretary and Assistant Treasurer	Since 2017	General Counsel and Chief Compliance Officer, Crossmark Global Investments, Inc. (2017 - Present); General Counsel and Chief Compliance Officer, Crossmark Distributors, Inc. (December 11, 2017 - Present); Secretary, Crossmark Global Investments, Inc. and Crossmark Distributors, Inc. (2018 - Present)	N/A
Jessica Gunter 15375 Memorial Drive, Suite 200 Houston, TX 77079 Birth Year: 1987	Assistant Secretary and Assistant Treasurer	Since 2020	Senior Compliance Officer and Associate General Counsel, Crossmark Global Investments, Inc. (2020 - Present); Teacher, St. Laurence Catholic School (2015 - 2020)	N/A

Name, Address, Age	Positions Held with Funds	Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past 5 Years	Other Directorships/ Trusteeships Held by Officer During the Past 5 Years
Patricia Mims 15375 Memorial Drive, Suite 200 Houston, TX 77079 Birth Year: 1960	Assistant Treasurer	Since 2021	Financial Operations Principal, Crossmark Distributors, Inc. (2018 - Present); Senior Compliance Officer, Crossmark Global Investments, Inc. (October 2018 - 2020); Assistant Secretary, Crossmark Global Investments, Inc. and Crossmark Distributors, Inc. (2018 - 2020); Senior Compliance Associate, Crossmark Global Investments, Inc. (April 2013 - October 2018)	N/A

[1]

Steward Funds, Inc. officers are elected by the Board annually and hold office until the next annual Board meeting at which officers are elected and until his or her successor is elected and qualified.

Please retain this Supplement for future reference.

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